Business and credit concentrations	12 Months Ended
Mar. 31, 2016
Business and credit concentrations
Business and credit concentrations

23Business and credit concentrations

All of the Group’s customers are located in the PRC. Revenues from and gross accounts receivable due from customers are individually immaterial.

The Group purchases raw materials from a few major suppliers. Management believes that other suppliers could provide similar raw materials on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would adversely affect the Company’s business, financial position and results of operations. The following are purchases from suppliers that individually comprise 10% or more of gross purchases in the respective years:

	Year ended March 31,
Suppliers	2014		2015		2016
	RMB	%	RMB	%	RMB	US$	%

China Bright Group Co. Limited	14,336	23	15,683	25	37,556	5,824	49
Hangzhou Baitong Biological Technology Co., Ltd.	—	—	6,600	10	—	—	—
Shanghai Qiangzhi Biological Technology Co., Ltd.	7,195	11	—	—	—	—	—
Cesca Therapeutics Inc.	10,841	17	—	—	—	—	—

Total	32,372	51	22,283	35	37,556	5,824	49

As of March 31, 2015 and 2016, there was no individual accounts payable due to major suppliers that exceeded 10% of outstanding accounts payable balance.